ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 41,231,910	$ 21,545,104
Allowance for credit losses	(9,805,066)	(8,159,597)
Accounts receivable, net	$ 31,426,844	$ 13,385,507